Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Income from sale of government securities	$ 236,363,693	$ 72,267,736	$ 1,472,931
Income from sale of private securities	5,307,852	16,123,518	493,283
TOTAL	$ 241,671,545	$ 88,391,254	$ 1,966,214